Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
Components of the provision for income taxes and the income to which it relates for the years ended December 31, 2013, 2012 and 2011 consist of the following (in thousands):

	Year Ended December 31,
	2013	2012	2011
Income from continuing operations before income taxes:
Domestic	$43,936	$48,419	$44,199
Foreign	76,256	73,818	62,888
Income from continuing operations before income taxes	$120,192	$122,237	$107,087

Current income taxes:
Federal	$22,468	$17,423	$16,490
Foreign	20,392	19,748	17,304
State and local	781	962	749
Current provision for income taxes	43,641	38,133	34,543

Deferred provision (benefit) for income taxes:
Federal	(799)	3,122	2,540
Foreign	(7,218)	—	—
State and local	89	120	(133)
Total deferred provision (benefit) for income taxes	(7,928)	3,242	2,407

Provision for income taxes	$35,713	$41,375	$36,950

Schedule of Deferred Tax Assets and Liabilities
The principal current and non-current deferred tax assets and liabilities consist of the following at December 31, 2013, and 2012 (in thousands):

	December 31,
	2013	2012
Deferred tax assets:
Depreciation	$5,841	$—
Cumulative foreign translation adjustment	4,010	3,447
Deferred cost of goods sold deduction	2,507	—
Interest accrual on forfeited pawn loans	1,053	1,365
Deferred compensation	773	—
Allowance for consumer loan losses	427	—
Other	1,091	495
Total deferred tax assets	15,702	5,307

Deferred tax liabilities:
Intangible asset amortization	17,760	15,823
Share-based compensation	918	1,101
Other	807	510
Total deferred tax liabilities	19,485	17,434

Net deferred tax liabilities	$(3,783)	$(12,127)

Reported as:
Current deferred tax assets	$5,044	$1,148
Non-current deferred income tax liabilities	(8,827)	(13,275)
Net deferred tax liabilities	$(3,783)	$(12,127)

Schedule of Effective Income Tax Rate Reconciliation
The effective rate on income from continuing operations differs from the U.S. federal statutory rate of 35%. The following is a reconciliation of such differences (in thousands):

	Year Ended December 31,
	2013	2012	2011
Tax at the U.S. federal statutory rate	$42,067	$42,783	$37,480
State income taxes, net of federal tax benefit of $273, $337 and $262, respectively	508	625	487
Effect of indefinitely reinvesting foreign earnings	(2,281)	—	—
Tax restructuring	(3,979)	—	—
Additional foreign tax credit claimed from prior periods	—	(778)	—
Other taxes and adjustments, net	(602)	(1,255)	(1,017)
Provision for income taxes	$35,713	$41,375	$36,950
Effective tax rate	29.7%	33.8%	34.5%